Revenue - Revenue generated from voyage and time agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of revenue
Revenue	$ 391,548,819	$ 393,229,831	$ 413,096,606
Voyage Charter
Disaggregation of revenue
Revenue	383,954,204	374,587,812	373,693,986
Time Charter
Disaggregation of revenue
Revenue	$ 7,594,615	$ 18,642,019	$ 39,402,620